STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenue	$ 1,583						$ 4,342
Operating expenses:
Research and development	8,663			$ 4,895			22,819	$ 13,539	$ 19,787	$ 12,954
General and administrative	2,622			925			6,995	2,590	3,409	2,595
Total operating expenses	11,285			5,820			29,814	16,129	23,196	15,549
Loss from operations	(9,702)			(5,820)			(25,472)	(16,129)	(23,196)	(15,549)
Other income, net	1,268			110			2,662	192	397	80
Net loss	(8,434)	$ (8,221)	$ (6,155)	(5,710)	$ (5,231)	$ (4,996)	(22,810)	(15,937)	(22,799)	(15,469)
Total comprehensive loss	$ (8,492)			$ (5,710)			$ (22,868)	$ (15,937)	$ (22,799)	$ (15,469)
Net loss per share attributable to common stockholders-basic and diluted (in dollars per share)	$ (0.37)			$ (4.17)			$ (1.81)	$ (11.64)	$ (16.64)	$ (11.30)
Weighted average common shares outstanding-basic and diluted (in shares)	22,715,567			1,369,212			12,609,219	1,369,212	1,369,846	1,369,212